Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders Equity Note [Abstract]
Stock option activity

Stock option activity for 2017, 2016 and 2015 is as follows:

	Stock Option Activity under the Plans
	Stock Options	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2014	51	$6,944 - $1,372,672	$132,328.00	8.83
Granted	94	6,664	6,664.00
Forfeited	(9)	6,664-949,760	168,056.00
Outstanding at December 31, 2015	136	$6,664-$1,372,672	$42,840.00	8.95
Granted	—	—	—
Forfeited	(48)	6,664-190,848	8,382.50
Outstanding at December 31, 2016	88	$6,644-$1,326,080	$12,815.73	7.90
Granted	42	$84.00	$84.00
Forfeited	(3)	$6,664.00	$6,664.00
Outstanding at December 31, 2017	127	$84.00-$381,696.00	$8,750.55	7.79

Exercisable at December 31, 2017	75	$6,664.00 - $381,696.00	$13,882.03	7.10

Assumptions used to determine estimated fair value of stock options granted

The estimated fair value of each option award granted was determined on the date of grant using an option pricing model with the following assumptions for option grants made in 2017 and 2015. There were no option grants during 2016.

	Year ended December 31,	Year ended December 31,
	2017	2015
Weighted average risk-free interest rates	2.15%	1.82%
Weighted average expected volatility	170.42%	97.70%
Dividend yield	—	—
Weighted average expected option term (in years)	7.29	5.15
Weighted average grant date fair value	$82.34	$4,964.73

Summary of non-vested options

A summary of the Company’s non-vested options to purchase shares as of December 31, 2017 and changes during the years ended December 31, 2017 and December 31, 2016 are presented below:

	Non-Vested Options
	Number of Options	Weighted Average Exercise Price
Non-vested at December 31, 2015	101	$7,892.50
Granted	—	—
Vested	(45)	9,397.50
Forfeited	(114)	6,730.50
Non-vested at December 31, 2016	25	$6,686.40
Granted	42	84
Vested	(13)	6,707.08
Forfeited	(2)	6,664.00
Non-vested at December 31, 2017	52	$1,349.38

Summary of restricted stock activity

A summary of the Company’s restricted stock activity as of December 31, 2017 and changes during the years ended December 31, 2017 and December 31, 2016 are presented below:

	Restricted Stock Activity
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2015	103	$6,664.00
Granted	13	1,512.00
Vested	(55)	5,404.00
Forfeited	(15)	6,664.00
Non-vested at December 31, 2016	46	$6,664.00
Granted	261	84.00
Vested	(24)	6,664.00
Forfeited	—	—
Non-vested at December 31, 2017	283	$595.52

Summary of warrant activity

A summary of warrant activity is as follows:

	Warrants	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at January 1, 2014	152	$9,800-$39,424	$30,341.76	2.78
Issued	3,120		4,480.00
Exercised	(39)		4,592.00
Expired	(8)		4,592.00
Outstanding at December 31, 2015	3,224	$4,144-$39,424	$5,607.33	2.16
Issued	20,091		1,680.00
Exercised	(1,428)		963.00
Expired	(1,271)		1,988.00
Outstanding at December 31, 2016	20,616	$563.50-$39,424	$1,820.00	5.59
Issued	7,127,551		4.60
Exercised	(122,848)		8.44
Expired	(19,367)		1,690.50
Outstanding at December 31, 2017	7,005,952	$2.45-$39,424	$3.14	4.88